Commitments and Contingencies - Lease Assignments (Details) $ in Millions	Jan. 03, 2021 USD ($) restaurant
Loss Contingencies [Line Items]
Lease assignment maximum exposure | $	$ 2.1
Pollo Tropical
Loss Contingencies [Line Items]
Number of subleases | restaurant	1